FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Net Assets Under Administration Off the Balance Sheet (Details) - PEN (S/) S/ in Millions	Dec. 31, 2023	Dec. 31, 2022
Net Assets [Abstract]
Assigned value of the financial assets	S/ 131,605	S/ 139,191
Investment Funds and Mutual Funds [Member]
Net Assets [Abstract]
Assigned value of the financial assets	55,773	69,264
Pension Funds [Member]
Net Assets [Abstract]
Assigned value of the financial assets	36,867	30,596
Equity Managed [Member]
Net Assets [Abstract]
Assigned value of the financial assets	35,016	35,062
Bank Trusts [Member]
Net Assets [Abstract]
Assigned value of the financial assets	S/ 3,949	S/ 4,269